Income from operations	12 Months Ended
Dec. 31, 2018
Income from operations [Abstract]
Disclosure of income from operations [Text block]

Income from operations

For information related to Sales on a segment and geographical basis, see Information by segment and main country.

Philips Group

Sales and costs by nature

in millions of EUR

2016 - 2018

	2016	2017	2018
Sales	17,422	17,780	18,121
Costs of materials used	(5,030)	(4,918)	(4,826)
Employee benefit expenses	(5,298)	(5,824)	(5,827)
Depreciation and amortization	(976)	(1,025)	(1,089)
Shipping and handling	(545)	(602)	(605)
Advertising and promotion	(915)	(939)	(937)
Lease expense [1]	(223)	(227)	(225)
Other operational costs [2]	(2,963)	(2,804)	(2,948)
Other business income (expenses)	(6)	76	55
Income from operations	1,464	1,517	1,719
[1] Lease expense includes EUR 32 million (2017: EUR 38 million, 2016: EUR 30 million) of other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor
[2] Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 81 million government grants recognized in 2018 (2017: EUR 90 million, 2016: EUR 79 million). The grants mainly relate to research and development activities and business development.
Sales composition and disaggregation

Philips Group

Sales composition

in millions of EUR

2016 - 2018

	2016	2017	2018
Goods	13,568	13,974	14,056
Services	3,478	3,477	3,325
Royalties	375	329	402
Total sales from contracts with customers			17,784
Other sources [1]			338
Sales	17,422	17,780	18,121
[1] Other sources mainly includes leases

At 31 December 2018, the aggregate amount of the transaction price allocated to remaining performance obligations from a sale of goods and services was EUR 10,637 million. The company expects to recognize approximately 47% of the remaining performance obligations within 1 year. Revenue expected to be recognized beyond 1 year is mostly related to longer term customer service and software contracts.

Philips Group

Disaggregation of Sale per segment

in millions of EUR

2016 - 2018

	2016	2017	2018
	Total sales	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources [1]	Total sales [2]
Diagnosis & Treatment	6,686	6,891	4,883	2,328	7,212	34	7,245
Connected Care & Health Informatics	3,158	3,163	2,124	914	3,038	46	3,084
Personal Health	7,099	7,310	6,952	18	6,969	258	7,228
Other	479	416	310	254	564	-	564
Philips Group	17,422	17,780	14,270	3,514	17,784	338	18,121
[1] Sales from other sources mainly includes leases
[2] Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

2016 - 2018

	2016	2017	2018
	Total sales	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources [1]	Total sales [2]
Western Europe	3,756	3,802	3,174	781	3,955	35	3,990
North America	6,279	6,409	4,616	1,696	6,311	27	6,338
Other mature geographies	1,792	1,707	1,280	339	1,619	273	1,892
Total mature geographies	11,826	11,918	9,070	2,815	11,885	335	12,221
Growth geographies	5,596	5,862	5,200	699	5,898	2	5,901
Sales	17,422	17,780	14,270	3,514	17,784	338	18,121
[1] Sales from other sources mainly includes leases
[2] Represents revenue from external customers as required by IFRS 8 Operating Segments.
Costs of materials used

Cost of materials used represents the inventory recognized in cost of sales.

Employee benefit expenses

Philips Group

Employee benefit expenses

in millions of EUR

2016 - 2018

	2016	2017	2018
Salaries and wages [1]	4,422	4,856	4,849
Post-employment benefits costs	279	347	351
Other social security and similar charges:
- Required by law	489	514	524
- Voluntary	108	108	103
Employee benefit expenses	5,298	5,824	5,827
[1] Salaries and wages includes EUR 102 million (2017: EUR 122 million, 2016: EUR 95 million) of share-based compensation expenses.

The employee benefit expenses relate to employees who are working on the payroll of Philips, both with permanent and temporary contracts.

For further information on post-employment benefit costs, see Post-employment benefits.

For details on the remuneration of the members of the Board of Management and the Supervisory Board, see Information on remuneration.

Employees

The average number of employees by category is summarized as follows:

Philips Group

Employees

in FTEs

2016 - 2018

	2016	2017	2018
Production	27,899	27,697	30,774
Research & development	9,087	9,787	10,700
Other	24,565	26,314	26,175
Employees	61,552	63,798	67,649
3rd party workers	8,050	8,098	7,239
Continuing operations	69,602	71,895	74,888
Discontinued operations	43,971	43,497
Philips Group	113,572	115,392	74,888

Employees consist of those persons working on the payroll of Philips and whose costs are reflected in the Employee benefit expenses table. 3rd party workers consist of personnel hired on a per-period basis, via external companies.

Philips Group

Employees per geographical location

in FTEs

2016 - 2018

	2016	2017	2018
Netherlands	11,199	11,308	11,427
Other countries	58,403	60,587	63,460
Continuing operations	69,602	71,895	74,888
Discontinued operations	43,971	43,497
Philips Group	113,572	115,392	74,888
Depreciation and amortization

Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are as follows:

Philips Group

Depreciation and amortization [1]

in millions of EUR

2016 - 2018

	2016	2017	2018
Depreciation of property, plant and equipment	458	437	438
Amortization of software	49	50	64
Amortization of other intangible assets	244	260	347
Amortization of development costs	225	277	240
Depreciation and amortization	976	1,025	1,089
[1] Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Depreciation of property, plant and equipment is primarily included in cost of sales. Amortization of the categories of other intangible assets are reported in selling expenses for brand names and customer relationships and are reported in cost of sales for technology based and other intangible assets. Amortization of development cost is included in research and development expenses.

Shipping and handling

Shipping and handling costs are included in cost of sales and selling expenses in Consolidated statements of income. Further information on when costs are to be reported to cost of sales or selling expenses can be found in Significant accounting policies.

Advertising and promotion

Advertising and promotion costs are included in selling expenses in Consolidated statements of income.

Audit fees

The table below shows the fees attributable to the fiscal years 2016, 2017 and 2018 for services rendered by the respective Group auditors.

Philips Group

Agreed fees

in millions of EUR

2016 - 2018

	2016			2017			2018
	EY NL 1	EY Network	Total	EY NL 1	EY Network	Total	EY NL 1	EY Network	Total
Audit fees	8.8	9.6	18.4	9.0	8.9	17.9	6.5	4.9	11.3
-consolidated financial statements	8.8	4.6	13.4	9.0	4.4	13.4	6.5	2.3	8.8
-statutory financial statements		5	5.0	0.0	4.5	4.5		2.5	2.5

Audit-related fees [2]	1.5	0.8	2.3	0.8	0.7	1.5	0.5	0.3	0.9
-Acquisitions and divestments	0.8	0.1	0.9	0.0	0.0	0.0
-Sustainability assurance	0.7	0.0	0.7	0.7	0.0	0.7	0.4		0.4
-Other		0.7	0.7	0.1	0.7	0.8	0.1	0.3	0.5
Fees	10.3	10.4	20.7	9.7	9.6	19.4	7.0	5.2	12.2
[1] Ernst & Young Accountants LLP
[2] Also known as Assurance fees
Other business income (expenses)

Other business income (expenses) consists of the following:

Philips Group

Other business income (expenses)

in millions of EUR

2016 - 2018

	2016	2017	2018
Result on disposal of businesses:
- income	1	15	45
- expense	(4)	(5)	-
Result on disposal of fixed assets:
- income	4	96	20
- expense	(1)	(1)	(1)
Result on other remaining businesses:
- income	13	41	23
- expense	(17)	(62)	(32)
Impairment of goodwill [1]	(1)	(9)
Other business income (expense)	(6)	76	55
Total other business income	17	152	88
Total other business expense	(23)	(76)	(33)
[1] Further information on goodwill movement can be found in Goodwill

The result on disposal of businesses was mainly due to divestment of non-strategic businesses.

The result on disposal of fixed assets was mainly due to sale of real estate assets.

The result on other remaining businesses mainly relates to non-core revenue and various legal matters.